MFS Global Equity Fund (Prospectus Summary): | MFS Global Equity Fund
MFS® Global Equity Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® Global Equity Fund

The class ticker symbol chart on the cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MWEFX
Class B	MWEBX
Class C	MWECX
Class I	MWEIX
Class R1	MWEGX
Class R2	MEQRX
Class R3	MWEHX
Class R4	MWELX
Class R5	MWEMX

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 14.62%. During the period(s) shown in the bar chart, the highest quarterly return was 18.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (18.24)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(8.90%)	(0.93%)	5.40%
C	C Shares Returns Before Taxes	(6.02%)	(0.60%)	5.24%
I	I Shares Returns Before Taxes	(4.14%)	0.41%	6.30%
R1	R1 Shares Returns Before Taxes	(5.04%)	(0.61%)	5.15%
R2	R2 Shares Returns Before Taxes	(4.60%)	(0.12%)	5.64%
R3	R3 Shares Returns Before Taxes	(4.43%)	0.11%	5.94%
R4	R4 Shares Returns Before Taxes	(4.18%)	0.37%	6.24%
R5	R5 Shares Returns Before Taxes	(4.14%)	0.41%	6.30%
A	A Shares Returns Before Taxes	(9.91%)	(1.03%)	5.41%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(10.05%)	(1.60%)	4.84%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(6.11%)	(0.84%)	4.74%
Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI World Index (gross div)	Index Comparison (Reflects no deduction for fees, expenses or taxes) MSCI World Index (gross div)	(5.02%)	(1.82%)	4.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.